Revenue from Continuing Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RevenueFromContinuingOperationsLineItem [Line Items]
Revenue from Continuing Operations

3. Revenue

The Company recognized $743,000 of revenue for the three months ended March 31, 2026 and $0 of revenue for the three months ended March 31, 2025, respectively. Revenue relates to product revenues from sales of fire safety equipment and services within the newly acquired Malaysian based subsidiary, Fitters Sdn. Bhd.

Future NRG Sdn. Bhd. [Member]
RevenueFromContinuingOperationsLineItem [Line Items]
Revenue from Continuing Operations

10. REVENUE FROM CONTINUING OPERATIONS

	Note	2025	2024
		(USD)	(USD)
Clinic waste generator services		640,321	671,032
Clinic waste logistics services		209,915	196,179
Other revenue		4,101	4,530
Total revenue		854,337	871,741

Revenue recognized at point in time		854,337	871,741
Geography: Malaysia		854,337	871,741